Rule 497(e)
						  R-33-43089

		 SMITH BREEDEN SERIES FUND


                 FUND PROSPECTUS SUPPLEMENT
            to Prospectus dated October 15, 1998


Availability of Certain Funds. Shares of the Smith Breeden Asian/Pacific Equity Market Fund and the Smith Breeden European Equity Market Fund are not currently available for purchase by investors. It is anticipated that shares of such Funds will be offered beginning in 1999. Prospective investors should disregard any references to such Funds in the Prospectus.


                                            October 15, 1998